Accounts Payable	12 Months Ended
Dec. 31, 2013
Accounts Payable [Abstract]
Accounts Payable
Note 12 - Accounts Payable

The Company's current liabilities at December 31, 2013 and 2012 include accounts payable in the amount of $2,424,009 and $2,384,090 respectively. The accounts payable balances for 2012 included $492,134 payable to Husch Blackwell LLP that was in dispute.  On December 19, 2013, the Company reached an agreement to settle the dispute regarding this amount, and it was removed from our balance sheet and is not reflected as a liability as of December 31, 2013.